RELATED PARTY TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2021
RELATED PARTY TRANSACTIONS
Schedule of directors remuneration

	December 31, 2021	December 31, 2020
	$	$
Key management personnel of the Company
Employee benefit expenses	1,158	1,238
Share-based payments	3,435	398

Directors of the Company
Board fees	643	91
Share-based payments	2,333	305